Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2023 ARS ($)
Disclosure of minimum capital requirements [abstract]
Excess of threshold limits for financing to the non financial public sector	$ 95,724,622
Percentage variation in the deposits of individuals partnerships and corporations	50.00%